Other assets	12 Months Ended
Dec. 31, 2016
Other Assets Abstract
Other assets

Note 17 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	2016	2015
Net deferred tax assets (net of valuation allowance)	$1,243,668	$1,302,452
Investments under the equity method	218,062	212,838
Prepaid taxes	172,550	180,969
Other prepaid expenses	90,320	79,215
Derivative assets	14,085	16,959
Trades receivable from brokers and counterparties	46,630	78,759
Principal, interest and escrow servicing advances	69,711	79,862
Guaranteed mortgage loan claims receivable	152,403	101,628
Others	138,081	140,480
Total other assets	$2,145,510	$2,193,162